Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Inventory, net	$ 739,095		$ 739,095		$ 124,121	$ 86,574
Allowance of inventory	0		$ 0		0	0
Potentially dilutive securities			5,000,000	3,171,048
Operating lease expense					45,863	27,685
Deferred revenue	376,483		$ 376,483		200,852	47,625
Sales revenue	1,613,419	$ 467,089	4,965,646	$ 1,317,946	$ 1,569,456	$ 750,535
Consumable Product [Member]
Sales revenue	1,737,976	395,384	516,294	140,127
Machine [Member]
Sales revenue	$ 3,227,670	$ 922,562	$ 1,097,125	$ 326,962
Minimum [Member]
Estimated useful lives					5years
Maximum [Member]
Estimated useful lives					7years